SEGMENT INFORMATION - Additional Information (Details) - customer	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [abstract]
Number of customers contributing more than ten percent of revenue	0	0	0